Net interest income	6 Months Ended
Jun. 30, 2020
Net interest income
5 Net interest income
in	2Q20	1Q20	2Q19	6M20	6M19
Net interest income (CHF million)
Loans	1,488	1,642	1,855	3,130	3,642
Investment securities	2	1	3	3	6
Trading assets	1,566	1,665	2,246	3,231	3,746
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	391	545	779	936	1,560
Other	142	442	770	584	1,517
Interest and dividend income	3,589	4,295	5,653	7,884	10,471
Deposits	(299)	(561)	(808)	(860)	(1,591)
Short-term borrowings	(76)	(76)	(114)	(152)	(211)
Trading liabilities	(717)	(756)	(1,069)	(1,473)	(1,783)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(211)	(294)	(456)	(505)	(938)
Long-term debt	(657)	(884)	(910)	(1,541)	(1,814)
Other	(59)	(190)	(295)	(249)	(601)
Interest expense	(2,019)	(2,761)	(3,652)	(4,780)	(6,938)
Net interest income	1,570	1,534	2,001	3,104	3,533

Bank
Net interest income
5 Net interest income
in	6M20	6M19
Net interest income (CHF million)
Loans	3,113	3,646
Investment securities	3	5
Trading assets	3,231	3,746
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	936	1,560
Other	584	1,519
Interest and dividend income	7,867	10,476
Deposits	(857)	(1,593)
Short-term borrowings	(155)	(218)
Trading liabilities	(1,473)	(1,783)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(505)	(938)
Long-term debt	(1,522)	(1,788)
Other	(251)	(601)
Interest expense	(4,763)	(6,921)
Net interest income	3,104	3,555